BUSINESS COMBINATION - Beaches Development Group Ltd Narrative (Q2) (Details)		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 14, 2022 USD ($)	Jan. 31, 2021 USD ($) seller $ / shares shares	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) shares
Business Acquisition [Line Items]
Recapitalization exchange ratio	0.59289
Issue of common stock for business combination					$ 0	$ 50,000
Share-based compensation expense			$ 1,000,000.0	$ 119,000	1,200,000	237,000
Cost associated with the early vesting	$ 924,000
Beaches Development Group LTD
Business Acquisition [Line Items]
Business combination number of shares issued in acquisition (in shares) | shares		180,972					180,972
Business acquisition, share price (dollars per share) | $ / shares		$ 0.0001
Issue of common stock for business combination		$ 135,000					$ 136,000
Payments to acquire business		$ 155,000
Number of sellers | seller		2
Cost associated with the early vesting				14,000		14,000
Indemnity holdback		$ 23,000
Cash acquired		$ 9,000					$ 9,000
Incurred costs related to acquisition						11,000
Beaches Development Group LTD | Beaches Development Group LTD - Sellers
Business Acquisition [Line Items]
Business combination number of shares issued in acquisition (in shares) | shares		107,297
Issue of common stock for business combination		$ 50,000
Beaches Development Group LTD | Beaches Development Group LTD - Sellers Who Entered Into Employment Contracts
Business Acquisition [Line Items]
Business combination number of shares issued in acquisition (in shares) | shares		39,762
Beaches Development Group LTD | Intangibles (Software)
Business Acquisition [Line Items]
Intangible assets acquired		$ 196,000
Intangible assets amortized period		3 years
Incurred amortization expense			16,000		32,000
Remaining carrying amount			104,000		104,000
Beaches Development Group LTD | Restricted Stock
Business Acquisition [Line Items]
Share-based compensation expense			$ 18,000	$ 16,000	$ 27,000	$ 27,000
Beaches Development Group LTD | Restricted Stock | Beaches Development Group LTD - Sellers Who Entered Into Employment Contracts
Business Acquisition [Line Items]
Business combination number of shares issued in acquisition (in shares) | shares		67,535
Issue of common stock for business combination		$ 85,000
Award vesting period		2 years
Beaches Development Group LTD | Restricted Stock | Tranche One | Beaches Development Group LTD - Sellers Who Entered Into Employment Contracts
Business Acquisition [Line Items]
Award vesting rights percentage		50.00%
Beaches Development Group LTD | Restricted Stock | Tranche Two | Beaches Development Group LTD - Sellers Who Entered Into Employment Contracts
Business Acquisition [Line Items]
Award vesting rights percentage		50.00%